29. SUBSEQUENT EVENTS (Details) - 12 months ended Dec. 31, 2020	USD ($) shares	$ / shares
Subsequent Event #1
Subsequent Event, Date	Jan. 13, 2021
Description of nature of non-adjusting event after reporting period	Company issued a US$11,550,000 principal amount debenture to an arm's length investor by way of a private placement
Debt Instrument, Face Amount	$ 11,550,000
Debt Instrument, Description	debenture
Proceeds from Loans	$ 11,000,000
Debt Instrument, Convertible, Terms of Conversion Feature	not convertible
Debt Instrument, Collateral	unsecured
Subsequent Event #2
Subsequent Event, Date	Jan. 27, 2021
Description of nature of non-adjusting event after reporting period	Company issued 354,645 restricted shares units of the Company (“RSUs”) under the Company’s shareholder approved restricted share unit plan
Stock Issued During Period, Shares, New Issues | shares	354,645
Subsequent Event #3
Subsequent Event, Date	Feb. 04, 2021
Description of nature of non-adjusting event after reporting period	Company closed a debenture unit financing to an arm’s-length investor on a private placement basis
Debt Instrument, Description	debenture
Debt Instrument, Collateral	unsecured
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Subsequent Event #4
Subsequent Event, Date	Feb. 11, 2021
Description of nature of non-adjusting event after reporting period	Company received a warrant exercise notice for 8,000,000 common shares
Subsequent Event #5
Subsequent Event, Date	Feb. 25, 2021
Description of nature of non-adjusting event after reporting period	Company entered into a definitive agreement with HSCP, LLC to acquire all of the issued and outstanding common shares of Acreage Florida
Subsequent Event #6
Subsequent Event, Date	Mar. 31, 2021
Description of nature of non-adjusting event after reporting period	Company entered into a debt settlement subscription agreement with an arm’s length creditor to settle outstanding indebtedness of $342,000 incurred pursuant to advances made by the creditor to the Company
Stock Issued During Period, Shares, New Issues | shares	237,500
Sale of Stock, Price Per Share | $ / shares		$ 1.44
Subsequent Event #7
Subsequent Event, Date	Apr. 21, 2021
Description of nature of non-adjusting event after reporting period	Company closed on a US$11 million unsecured debenture from arm's length investors
Debt Instrument, Face Amount	$ 11,000,000
Debt Instrument, Description	debenture
Debt Instrument, Collateral	unsecured
Stock Issued During Period, Shares, New Issues | shares	900,000
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Sale of Stock, Price Per Share | $ / shares		$ 1.18
Subsequent Event #8
Subsequent Event, Date	Apr. 28, 2021
Description of nature of non-adjusting event after reporting period	Company entered into a binding expression of intent
Subsequent Event #9
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Subsequent Event #10
Debt Instrument, Face Amount	$ 5,500,000
Debt Instrument, Description	convertible debentures
Debt Instrument, Collateral	unsecured